Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Warrant Liabilities (Details) - Decarbonization Plus Acquisition Corporation Iii - Level 3 - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Initial measurement at March 26, 2021	$ 0
Change in value inputs or other assumptions	8,333,334
Fair value as of September 30, 2021	$ 18,533,334
Private Placement Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Initial measurement at March 26, 2021		$ 27,000,000
Transfer Public Warrants to Level 1		(16,800,000)
Change in value inputs or other assumptions		4,689,542
Fair value as of September 30, 2021		$ 14,889,542